Valuation Allowance Against Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Allowances at beginning of year	$ 41.7	$ 30.1	$ 54.2
Benefits reserved current year	15.7	31.2	2.9
Benefits recognized current year	(11.7)	(15.1)	(33.5)
Write-offs and other changes	0	(1.5)	5.9
Translation difference	(0.9)	(3.0)	0.6
Allowances at end of year	$ 44.8	$ 41.7	$ 30.1